Net Loss per Ordinary Share - Computation of basic and diluted net loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income (loss)	$ (13,877,363)	$ (47,366,729)	$ (36,846,061)
Deemed dividend in relation to convertible note (see Note 10)	(1,368,866)
Net income (loss) attributable to ordinary shareholders - Basic	$ (15,246,229)	$ (47,366,729)	$ (36,846,061)
Shares (Denominator):
Weighted average number of ordinary shares outstanding, Basic (in shares)	3,303,168,725	3,080,332,924	3,155,082,983
Weighted average number of ordinary shares outstanding, Diluted (in shares)	3,303,168,725	3,080,332,924	3,155,082,983
Net income (loss) per share-basic (in dollars per share)	$ (0.005)	$ (0.02)	$ (0.01)
Net income (loss) per share, diluted (in dollars per share)	$ (0.005)	$ (0.02)	$ (0.01)